Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income
Interest and fees on loans	$ 20,241,255	$ 18,733,676	$ 19,012,157
Interest on securities
Taxable	8,344,788	8,178,526	7,589,532
Non-taxable	2,579,431	3,319,234	3,382,064
Other interest	193,258	273,379	185,188
Total interest income	31,358,732	30,504,815	30,168,941
Interest expense
Deposits	2,810,968	1,921,904	1,843,983
Other borrowed funds	1,647,724	1,420,635	1,253,574
Total interest expense	4,458,692	3,342,539	3,097,557
Net interest income	26,900,040	27,162,276	27,071,384
(Provision for) reversal of loan losses	(333,990)	543,138	65,056
Net interest income after (provision for) reversal of loan losses	26,566,050	27,705,414	27,136,440
Non-interest income
Net gains on sales of securities	11,047	104,708	112,881
Other income	1,147,561	1,314,964	1,348,916
Total non-interest income	8,599,766	8,296,144	7,691,600
Non-interest expense
Salaries and employee benefits	14,530,499	14,772,438	13,696,985
Occupancy expense	2,016,758	2,174,839	2,079,529
Equipment expense	3,713,073	3,209,677	3,028,654
Other expense	7,404,629	8,070,465	7,674,483
Total non-interest expense	27,664,959	28,227,419	26,479,651
Income before income taxes	7,500,857	7,774,139	8,348,389
Income tax expense	827,730	4,070,591	1,611,735
Net income	$ 6,673,127	$ 3,703,548	$ 6,736,654
Net income per share - basic	$ 1.36	$ 0.76	$ 1.38
Net income per share - diluted	$ 1.36	$ 0.76	$ 1.38
Average shares outstanding
Basic	4,889,420	4,878,691	4,865,968
Diluted	4,899,218	4,895,848	4,875,638
Deposit Account [Member]
Non-interest income
Other income	$ 4,562,293	$ 4,238,525	$ 3,788,984
Financial Service, Other [Member]
Non-interest income
Other income	$ 2,878,865	$ 2,637,947	$ 2,440,819